Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Effective date of agreement	Oct. 01, 2007
Extended agreement term	3 years
Expiry date of agreement	Dec. 31, 2020
Commitment to purchase services	$ 100
Total expenses incurred under operating leases	88	97	96
Recognized rental income received under subleases	8	10	13
Aggregate future proceeds under non-cancelable subleases	40
Letters of credit issued and outstanding	13	19
Minimum [Member]
Commitment And Contingencies [Line Items]
Commitment to purchase services	1,000
Maximum [Member]
Commitment And Contingencies [Line Items]
Commitment to purchase services	$ 2,500